Income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income and expenses
Sales by geographical area

	2025	2024	2023
	US$'000	US$'000	US$'000
Spain	104,783	169,541	169,390
Germany	186,808	282,200	276,333
Luxembourg	114,446	745	46
Other European Countries	215,047	210,977	199,743
USA	534,870	573,636	670,854
Rest of World	179,167	406,840	333,668
Total	1,335,121	1,643,939	1,650,034

Schedule of raw materials and energy consumption for production

	2025	2024	2023
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	588,245	699,210	732,661
Changes in inventories	18,042	19,738	83,033
Energy	122,267	171,308	(28,651)
Others	182,040	119,911	78,556
Write-down of raw materials	1,581	3,377	2,192
Write-down of finished goods	21,356	13,586	11,495
Total	933,531	1,027,130	879,286

Schedule of other operating income

	2025	2024	2023
	US$'000	US$'000	US$'000
Carbon dioxide emissions allowances	75,291	75,903	80,316
Others	7,544	8,475	20,676
Total	82,835	84,378	100,992

Schedule of staff costs

	2025	2024	2023
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	192,907	201,720	220,293
Pension plan contributions	9,421	7,952	7,978
Employee benefit costs	68,321	70,192	77,588
Total	270,649	279,864	305,859

Schedule of Plan awards

Number of awards
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593
Granted during the period	894,468
Exercised during the period	(617,463)
Expired/forfeited during the period	(544,644)
Outstanding as of December 31, 2024	4,292,954
Granted during the period	962,880
Exercised during the period	(965,856)
Expired/forfeited during the period	(463,033)
Outstanding as of December 31, 2025	3,826,945

Exercisable as of December 31, 2025	1,426,086

Schedule of share based payment arrangements

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2025	2024
September 10, 2025	December 31, 2027	—	nil	$4.03	962,880	—
June 19, 2024	December 31, 2026	—	0.01	$5.12	885,868	891,135
May 30, 2023	December 31, 2025	—	0.01	$4.56	552,111	966,346
September 22, 2022	December 31, 2024	—	0.01	$5.97	—	416,972
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	642,219	675,137
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	528,395	1,058,698
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	110,114	123,743
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	46,777	50,689
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	70,464	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	28,117	32,522
					3,826,945	4,292,954

Schedule of performance condition of share options granted

The performance conditions for the shares granted in 2025 and 2024 can be summarized as follows:

Vesting Conditions
70% based on average ROCE (EBIT / (Equity + Gross Debt))
30% based on total shareholder return (TSR) relative to a comparator group

The performance conditions for the shares granted in 2023 can be summarized as follows:

Vesting Conditions
40% based on cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	September 10, 2025	June 19, 2024	May 30, 2023
Grant date share price	$4.18	$5.17	$4.50
Exercise price	0.00	0.01	0.01
Expected volatility	44.07%	59.40%	87.68%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—
Risk-free interest rate	3.49%	4.44%	4.13%
Remaining performance period at grant date (years)	3.00	3.00	3.00
Company TSR at grant date	(1.55)%	(1.78)%	0.64%
Median comparator group TSR at grant date	2.74	8.41	10.5

Schedule of other operating expenses

	2025	2024	2023
	US$'000	US$'000	US$'000
Carbon dioxide credit	75,343	75,756	81,870
Services of independent professionals	41,778	52,692	40,687
Freight cost	59,101	61,942	51,415
Insurance premiums	15,372	14,982	15,506
Other taxes	11,578	12,802	11,280
Other operating expenses	42,727	47,008	69,332
Total	245,899	265,182	270,090

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2025	2024	2023
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	1,916	474	663
Depreciation of property, plant and equipment (Note 8)	83,035	74,989	72,869
Total	84,951	75,463	73,532

Schedule of finance income

	2025	2024	2023
	US$'000	US$'000	US$'000
Gain from financial assets measured at fair value (Note 9)	—	3,237	—
Other finance income	3,474	4,011	5,422
Total	3,474	7,248	5,422

Schedule of finance costs

	2025	2024	2023
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 19)	1,036	1,776	24,414
Interest on loans and bank borrowings (Note 17 and Note 20)	9,241	7,198	3,794
Interest on leases (Note 18)	6,338	5,935	1,715
Interest on note and bill discounting	307	563	127
Loss from financial assets measured at fair value (Note 9)	1,576	—	—
Other finance costs	2,277	6,470	8,743
Total	20,775	21,942	38,793

Schedule of changes in impairment losses

	2025	2024	2023
	US$'000	US$'000	US$'000
Impairment loss of goodwill (Note 6)	(1,747)	(15,483)	—
Impairment loss of property, plant and equipment (Note 8)	(27,902)	(24,940)	(25,768)
Impairment reversal of property, plant and equipment (Note 8)	12,161	—	—
Impairment (loss) reversal of non-current financial assets	—	(2,629)	478
Impairment loss, net	(17,488)	(43,052)	(25,290)